Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 22, 2016	Dec. 23, 2015	Dec. 31, 2017
Disclosure Of Contingent Liabilities [Abstract]
Losses as the part of damage		$ 290
Estimated financial losses calculated by the court		870
Description of provision			The Corporation believes the action is frivolous and will vigorously dispute the liability and therefore no provision has been recorded regarding this matter.
Amount of provision recorded		$ 0
Amount posted in supersedeas bond	$ 100
Cash collateral for the amount posted in bonds	40
Description of terms and conditions for collateral			The Corporation, through certain subsidiaries, has filed a notice of appeal to the Kentucky Court of Appeals and posted a $100 million supersedeas bond to stay enforcement of the order for damages during the pendency of the appeals process, which the Corporation continues to pursue. The posting of the bond required the delivery of cash collateral in the amount of $40 million and letters of credit in the aggregate amount of $30 million Kentucky Bond Collateral, thereby reducing the availability under the Credit Facility to $70 million as of the date hereof.
Letter of credit required for posting of the bond	30
Remaining credit facility after the letter of credit	$ 70